Federated Investors
World-Class Investment Manager

Federated Stock Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Shares			Value
		COMMON STOCKS--96.8%
		Consumer Discretionary--9.4%
802,000	[1]	Charter Communications, Inc.	$6,568,380
1,001,700		Cooper Tire & Rubber Co.	24,842,160
430,400	[1]	Federated Department Stores, Inc.	17,099,792
647,631		Ford Motor Co.	10,362,096
190,029		General Motors Corp., Class H	12,190,360
257,700		Johnson Controls, Inc.	22,226,625
415,810		Koninklijke (Royal) Philips Electronics NV, ADR	12,894,268
800,700		News Corp. Ltd., ADR	17,743,512
413,800		TRW, Inc.	22,771,414
217,200	[1]	Viacom, Inc., Class A	10,236,636

		TOTAL	156,935,243

		Consumer Staples--7.9%
436,700		CVS Corp.	14,620,716
380,000		General Mills, Inc.	16,739,000
394,300		Kimberly-Clark Corp.	25,676,816
553,500		Philip Morris Cos., Inc.	30,127,005
807,700		Sara Lee Corp.	17,107,086
693,100		UST, Inc.	27,585,380

		TOTAL	131,856,003

		Energy--11.4%
473,700		Ashland, Inc.	19,341,171
446,900		BP PLC, ADR	22,702,520
393,489		ChevronTexaco Corp.	34,119,431
894,200		ENSCO International, Inc.	30,188,192
609,200		Exxon Mobil Corp.	24,471,564
265,100		Kerr-McGee Corp.	15,852,980
672,200		Marathon Oil Corp.	19,534,132
404,560		Phillips Petroleum Co.	24,196,734

		TOTAL	190,406,724

Shares			Value
		COMMON STOCKS--continued
		Financials--20.0%
463,800		Allmerica Financial Corp.	$23,148,258
580,100		Allstate Corp.	23,053,174
414,900		Bank of America Corp.	30,071,952
354,306		Bear Stearns Cos., Inc.	21,945,714
526,500		Citigroup, Inc.	22,797,450
218,300		Fannie Mae	17,230,419
416,500		Lincoln National Corp.	19,950,350
485,100		Loews Corp.	29,081,745
412,000		MBIA, Inc.	22,219,160
181,450		Marsh & McLennan Cos., Inc.	18,340,966
420,100		Morgan Stanley, Dean Witter & Co.	20,047,172
355,000		PNC Financial Services Group	19,578,250
703,700	[1]	Principal Financial Group	19,562,860
553,100		Wachovia Corp.	21,039,924
749,445		Washington Mutual, Inc.	28,276,560

		TOTAL	336,343,954

		Health Care--13.5%
288,700		Abbott Laboratories	15,575,365
305,400		Baxter International, Inc.	17,377,260
698,000	[1]	Boston Scientific Corp.	17,394,160
475,900		Bristol-Myers Squibb Co.	13,705,920
252,700		CIGNA Corp.	27,544,300
1,646,300	[1]	HealthSouth Corp.	24,859,130
575,500		McKesson Corp.	23,244,445
276,000		Merck & Co., Inc.	14,997,840
665,200		Pfizer, Inc.	24,180,020
592,322		Pharmacia Corp.	24,421,436
265,900		UnitedHealth Group, Inc.	23,348,679

		TOTAL	226,648,555

		Industrials--13.4%
967,900	[1]	ABB AB, ADR	8,662,705
658,800		Block (H&R), Inc.	26,431,056
2,133,552	[1]	Cendant Corp.	38,382,600
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
428,000		First Data Corp.	$34,021,720
337,800		Ingersoll-Rand Co., Class A	16,873,110
196,600		Northrop Grumman Corp.	23,721,756
253,000		Textron, Inc.	12,442,540
1,487,571		Tyco International Ltd.	27,445,685
335,500		Union Pacific Corp.	19,056,400
684,500		Waste Management, Inc.	18,029,730

		TOTAL	225,067,302

		Information Technology--8.4%
996,600		Compaq Computer Corp.	10,115,490
258,200	[1]	Computer Sciences Corp.	11,580,270
244,500		Electronic Data Systems Corp.	13,266,570
836,800		Hewlett-Packard Co.	14,309,280
156,800		International Business Machines Corp.	13,133,568
322,600	[1]	Lexmark International Group, Class A	19,285,028
1,293,500	[1]	Lucent Technologies, Inc.	5,950,100
1,223,800		Motorola, Inc.	18,846,520
1,592,300	[1]	Novell, Inc.	5,891,510
1,415,260	[1]	Storage Technology Corp.	29,126,051

		TOTAL	141,504,387

		Materials--3.2%
361,100		Du Pont (E.I.) de Nemours & Co.	16,068,950
419,600		International Paper Co.	17,384,028
386,300		PPG Industries, Inc.	20,207,353

		TOTAL	53,660,331

		Telecommunication Services--4.5%
622,950		AT&T Corp.	8,173,104
542,900		BellSouth Corp.	16,477,015
513,700		SBC Communications, Inc.	15,955,522
791,000		Sprint Corp. (FON Group)	12,537,350
574,256		Verizon Communications	23,033,408

		TOTAL	76,176,399

Shares			Value
		COMMON STOCKS--continued
		Utilities--5.1%
603,900		Entergy Corp.	$28,020,960
326,800		FPL Group, Inc.	20,748,532
427,700		Public Service Enterprises Group, Inc.	19,823,895
695,900		Reliant Energy, Inc.	17,661,942

		TOTAL	86,255,329

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,374,336,588)	1,624,854,227

		MUTUAL FUND--3.3%
55,348,822		Prime Value Obligations Fund, Class IS (at net asset value)	55,348,822

		TOTAL INVESTMENTS (IDENTIFIED COST $1,429,685,410)[2]	$1,680,203,049

1 Denotes a non-income producing security.

2 The cost of investments for federal tax purposes amounts to $1,429,685,410. The net unrealized appreciation of investments on a federal tax basis amounts to $250,517,639 which is comprised of $422,881,222 appreciation and $172,363,583 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($1,677,937,076) at April 30, 2002.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MBIA	--Municipal Bond Investors Assurance

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,429,685,410)		$1,680,203,049
Cash		33,460
Income receivable		1,636,789
Receivable for shares sold		61,647

TOTAL ASSETS		1,681,934,945

Liabilities:
Payable for investments purchased	$3,722,526
Payable for shares redeemed	40,039
Accrued expenses	235,304

TOTAL LIABILITIES		3,997,869

Net assets for 50,374,832 shares outstanding		$1,677,937,076

Net Assets Consist of:
Paid in capital		$1,425,590,084
Net unrealized appreciation of investments		250,517,639
Accumulated net realized gain on investments		1,188,716
Undistributed net investment income		640,637

TOTAL NET ASSETS		$1,677,937,076

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,677,937,076 ÷ 50,374,832 shares outstanding		$33.31

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $62,735)			$14,029,334
Interest			686,691

TOTAL INCOME			14,716,025

Expenses:
Investment adviser fee		$5,314,219
Administrative personnel and services fee		601,446
Custodian fees		34,772
Transfer and dividend disbursing agent fees and expenses		421,803
Directors'/Trustees' fees		10,390
Auditing fees		7,594
Legal fees		1,200
Portfolio accounting fees		90,743
Shareholder services fee		1,999,489
Share registration costs		21,580
Printing and postage		45,162
Insurance premiums		500
Miscellaneous		3,595

TOTAL EXPENSES		8,552,493

Waivers, Reimbursement and Expense Reduction:
Waiver of transfer and dividend disbursing agent fees and expenses	$(19,404)
Waiver of shareholder services fee	(648,467)
Reimbursement of investment adviser fee	(5,080)
Fees paid indirectly from directed broker arrangements	(19,187)

TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(692,138)

Net expenses			7,860,355

Net investment income			6,855,670

Realized and Unrealized Gain on Investments:
Net realized gain on investments			3,047,387
Net change in unrealized appreciation of investments			114,275,686

Net realized and unrealized gain on investments			117,323,073

Change in net assets resulting from operations			$124,178,743

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,855,670	$13,116,763
Net realized gain (loss) on investments	3,047,387	(1,794,302)
Net change in unrealized appreciation of investments	114,275,686	(159,140,072)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	124,178,743	(147,817,611)

Distributions to Shareholders:
Distributions from net investment income	(6,734,457)	(14,527,470)
Distributions from net realized gains	--	(110,808,911)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,734,457)	(125,336,381)

Share Transactions:
Proceeds from sale of shares	313,067,926	825,195,148
Proceeds from shares issued in connection with tax-free acquisition of assets from Chemical Bank & Trust, a Common Trust Fund	--	5,873,720
Net asset value of shares issued to shareholders in payment of distributions declared	5,196,291	97,962,929
Cost of shares redeemed	(196,707,528)	(673,162,979)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	121,556,689	255,868,818

Change in net assets	239,000,975	(17,285,174)

Net Assets:
Beginning of period	1,438,936,101	1,456,221,275

End of period (including undistributed net investment income of $640,637 and $519,424, respectively)	$1,677,937,076	$1,438,936,101

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$30.77	$36.82	$37.83	$38.07	$39.90	$34.38
Income From Investment Operations:
Net investment income	0.14	0.28	0.38	0.37	0.37	0.36
Net realized and unrealized gain (loss) on investments	2.54	(3.29)	1.53	3.64	5.38	9.54

TOTAL FROM INVESTMENT OPERATIONS	2.68	(3.01)	1.91	4.01	5.75	9.90

Less Distributions:
Distributions from net investment income	(0.14)	(0.32)	(0.37)	(0.36)	(0.36)	(0.38)
Distributions from net realized gain on investments	--	(2.72)	(2.55)	(3.89)	(7.22)	(4.00)

TOTAL DISTRIBUTIONS	(0.14)	(3.04)	(2.92)	(4.25)	(7.58)	(4.38)

Net Asset Value, End of Period	$33.31	$30.77	$36.82	$37.83	$38.07	$39.90

Total Return[2]	8.70%	(8.57)%	5.49%	11.03%	16.40%	32.27%

Ratios to Average Net Assets:

Expenses	0.98%[3]	0.99%	0.94%	0.95%	0.96%	0.99%

Net investment income	0.86%[3]	0.84%	1.06%	0.98%	0.98%	0.99%

Expense waiver/ reimbursement[4]	0.09%[3]	0.06%	0.10%	0.10%	0.11%	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,677,937	$1,438,936	$1,456,221	$1,659,250	$1,448,819	$1,174,018

Portfolio turnover	5%	18%	26%	25%	41%	71%

1 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Federated Stock Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to provide growth of income and capital by investing principally in a professionally management and diversified portfolio of common stocks of high-quality companies.

On July 13, 2001, the Fund received a tax-free transfer of assets from Chemical Bank & Trust, a Common Trust Fund as follows:

Shares of the Fund Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of the Fund Prior to Combination	Net Assets of Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
168,350	$5,873,720	$1,732,805		$1,654,533,562	$5,873,720	$1,660,407,282

1 Unrealized appreciation is included in the Common Trust Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at their market value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $1,802,407, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in capital stock were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Shares sold	9,350,934	24,269,672
Proceeds from shares in connection with the tax-free acquisition of assets from Chemical Bank & Trust, a Common Trust Fund	--	168,350
Shares issued to shareholders in payment of distributions declared	154,111	2,999,930
Shares redeemed	(5,898,861)	(20,222,003)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,606,184	7,215,949

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFLIATIES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.750% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.400% of average daily net assets in excess of $2 billion. The Adviser will waive its adviser fee or reimburse the Fund for certain operating expenses in an amount, if any, by which the Fund's aggregate annual operating expenses, including its investment adviser fee but excluding interest, taxes, brokerage, commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed 1.00% of average daily net assets of the Fund.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2002 the Fund's expenses were reduced by $19,187 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended April 30, 2002 were as follows:

Purchases	$200,422,302

Sales	$75,968,617

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Stock Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 313900102

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8083101 (6/02)